Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	FPA FUNDS TRUST
Entity Central Index Key	0000924727
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2020
Document Effective Date	Apr. 30, 2020
Prospectus Date	Apr. 30, 2020
FPA Crescent Fund | FPA Crescent Fund
Prospectus:
Trading Symbol	FPACX
FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund
Prospectus:
Trading Symbol	FPFIX
FPA International Value Fund | FPA International Value Fund
Prospectus:
Trading Symbol	FPIVX